Other operating income	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other operating income

Note 26.      Other operating income

The other operating income relates to:

-	services provided to SEALCOIN AG in an amount of USD 226,809 (see Note 34 for detail) and
-	the release of unused provisions in an aggregate amount of USD 132,191.